SUBSEQUENT EVENT (Detail Textuals) (USD $)	1 Months Ended		12 Months Ended	1 Months Ended		0 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Dec. 31, 2011	Dec. 26, 2012 Subsequent Event	Dec. 26, 2012 Subsequent Event January 2012 Options	Jan. 15, 2013 Subsequent Event Plan 401 K
Subsequent Event [Line Items]
Options outstanding				1,965,000
Estimated fair value	$ 27,302	$ 1,701,000		$ 1,373,326	$ 1,685,629
Share price	$ 1.70	$ 1.70		$ 1.77
Expected term	9 months	1 year		370 days
Expected volatility rate	161.00%	161.00%		125.00%
Risk free interest rate	0.10%	0.10%		0.16%
Number of shares granted	21,000	1,994,000				2,000
Stock options exercise price (in dollars per share)						$ 1.38
Stock options exercised by officers (in shares)						55,253
Value of shares of common stock on exercise of options			$ 187,500			$ 76,250
Closing bid price						$ 1.38